Goodwill and Other Intangible Assets - Contractual Commitments for Acquisition of Goodwill and Other Intangible Assets (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of intangible assets	¥ 215